Cost of Sales (Schedule of Cost of Sales) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of cost of sales [Abstract]
Materials and subcontractors	$ 18,483	$ 7,503	$ 3,669
Salaries, wages and related expenses	2,732	1,474	1,264
Depreciation and amortization	871	418	193
Other manufacturing expenses	1,598	935	701
Total cost of sales	$ 23,684	$ 10,330	$ 5,827